Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Impairment of non-current assets
Schedule of impairment (losses) or reversals

Impairment (loss) reversal by segment	2024	2023	2022
Exploration and Production	(480,180)	(2,741,092)	(890,248)
Refining and Petrochemicals	1,265,753	1,482,444	1,096,021
Transport and Logistics	127,206	(630,134)	(406,229)
Electric power transmission and toll roads concessions	(45,351)	(209,551)	(87,543)
	867,428	(2,098,333)	(287,999)

Recognized in:
Property, plant, and equipment (Note 14)	1,261,659	205,780	399,218
Natural resources (Note 15)	(332,968)	(2,153,532)	(623,074)
Investment in joint ventures and associates (Note 13)	15,374	(7,987)	(2,092)
Right of use assets (Note 16)	(26,953)	(26,063)	(10,785)
Other non-current assets	(49,684)	(116,531)	(51,266)
	867,428	(2,098,333)	(287,999)

Schedule of breakdown of oilfields impairment losses or reversals

2024

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,108,746	6,131,355	879,849
Loss	3,738,997	2,363,594	(1,375,403)
			(495,554)

2023

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	9,815,365	18,112,635	363,911
Loss	10,048,388	6,951,372	(3,097,016)
			(2,733,105)

2022

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,540,732	5,563,724	250,306
Loss	4,870,976	3,732,514	(1,138,462)
			(888,156)

Schedule of refining and petrochemical segment

	2024	2023	2022
Refinería de Cartagena S.A.S.	1,265,753	1,482,512	1,096,024
Invercolsa S.A.	—	(68)	(3)
	1,265,753	1,482,444	1,096,021

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2024, 2023 and 2022:

2024

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	28,237,532	35,329,614	1,265,753
			1,265,753

2023

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,423,190	27,905,702	1,482,512
Invercolsa S.A.	273	205	(68)
			1,482,444

2022

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	31,750,957	32,846,981	1,096,024
Invercolsa S.A.	276	273	(3)
			1,096,021

Schedule of energy transmission and roads

Cash–generating units	2024	2023	2022
Non-current asset held for sale	(42,862)	(98,543)	—
Property, plant and, equipment	(4,161)	(97,760)	(38,821)
Intangibles	1,672	(13,248)	(48,722)
	(45,351)	(209,551)	(87,543)

Investment in joint ventures
Impairment of non-current assets
Schedule of breakdown of oilfields impairment losses or reversals

	2024	2023	2022
Equion Energía Limited	15,374	(7,987)	(2,092)
	15,374	(7,987)	(2,092)

Exploration and Production
Impairment of non-current assets
Schedule of breakdown of oilfields impairment losses or reversals

	2024	2023	2022
Oilfields	(495,554)	(2,733,105)	(888,156)
Investment in joint ventures	15,374	(7,987)	(2,092)
	(480,180)	(2,741,092)	(890,248)